Estimated Aggregate Amortization Expense in Respect of Intangible Assets (Detail) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Finite Lived Intangible Assets Amortization Expense [Line Items]
2016	¥ 5,058
2017	4,781
2018	4,502
2019	4,264
2020	¥ 4,041